Annual Total Returns [BarChart] - Moderate Growth Lifestyle Fund - Moderate Growth Lifestyle Fund	May 25, 2021
Bar Chart Table:
Annual Return 2011	1.25%
Annual Return 2012	13.70%
Annual Return 2013	16.60%
Annual Return 2014	4.27%
Annual Return 2015	(0.95%)
Annual Return 2016	8.40%
Annual Return 2017	13.61%
Annual Return 2018	(7.00%)
Annual Return 2019	20.59%
Annual Return 2020	12.45%